Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its majority owned subsidiaries. All intercompany accounts and transactions have been eliminated.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its majority owned subsidiaries. All intercompany accounts and transactions have been eliminated.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the period reported. Actual results could differ from those estimates. Estimates are used when accounting for stock-based compensation and financing transactions, uncollectible accounts receivable, asset impairment and amortization, and taxes, among others.

The methods, estimates and judgments we use in applying these most critical accounting policies have a significant impact on the results of our financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the period reported. Actual results could differ from those estimates. Estimates are used when accounting for stock-based transactions, debt transactions, derivative liabilities, allowance for bad debt, asset depreciation and amortization, and payroll taxes, among others.

The methods, estimates and judgments we use in applying these most critical accounting policies have a significant impact on the results of our financial statements.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-based Payments

All share-based payments to employees, including grants of employee stock options, are recognized in the financial statements based on their fair values.

For stock issued to consultants and other non-employees for services, we record the expense based on the fair market value of the securities as of the date of the stock issuance. The issuance of fully vested stock warrants or options to non-employees are valued at the time of issuance utilizing the Black Scholes calculation and the amount is charged to expense. The issuance of stock warrants or options to non-employees that vest over time are revalued each reporting period until vested to determine the amount to be recorded as an expense in the respective period. As the warrants or options vest, they are valued on each vesting date and an adjustment is recorded for the difference between the value already recorded and the then current value on the date of vesting.

Share-based Payments

For stock and stock options issued to consultants and other non-employees for services, the Company measures and records an expense as of the earlier of the date at which either: a commitment for performance by the non-employee has been reached or the non-employee’s performance is complete. The equity instruments are measured at the current fair value, and for stock options, the instruments are measured at fair value using the Black Scholes options model.

For equity instruments issued and outstanding where performance is not complete, but the instrument has been recorded, those instruments are measured again at their then current fair market values at each of the reporting dates (they are “marked-to market”) until the performance and the contract are complete.

Warrant Policy [Policy Text Block]
Warrants

The Unit Offerings of our convertible promissory note and a Series A stock purchase warrant are accounted for under the fair value and relative fair value method.

The warrant is
first
analyzed per its terms as to whether it has derivative features or not. If the warrant is determined to be a derivative, then it is measured at fair value using the Black Scholes Option Model, and recorded as a liability on the balance sheet. The warrant is measured again at its then current fair value at each subsequent reporting date (it is “marked-to-market”).

If the warrant is determined to not have derivative features, it is recorded into equity at its fair value using the Black Scholes option model, however, limited to a relative fair value based upon the percentage of its fair value to the total fair value including the fair value of the convertible note.

The convertible note is recorded at its fair value, limited to a relative fair value based upon the percentage of its fair value to the total fair value including the fair value of the warrant. Further, the convertible promissory note is examined for any intrinsic beneficial conversion feature (“BCF”) of which the convertible price of the note is less than the closing stock price on date of issuance. If the relative fair value method is used to value the convertible promissory note and there is an intrinsic BCF, a further analysis is undertaken of the BCF using an effective conversion price which assumes the conversion price is the relative fair value divided by the number of shares the convertible debt is converted into by its terms. The adjusted BCF value is accounted for as equity.

The warrant and BCF fair values are also recorded as a discount to the convertible promissory notes. As present, these equity features of the convertible promissory notes have recorded a discount to the convertible notes that is substantially equal to the proceeds received.

Non Cash Transactions [Policy Text Block]
Non-Cash Transactions

We have established a policy relative to the methodology to determine the value assigned to each intangible we acquire, and/or services or products received for non-cash consideration of our common stock. The value is based on the market price of our common stock issued as consideration, at the date of the agreement of each transaction or when the service is rendered or product is received.

Non-Cash Transactions

We have established a policy relative to the methodology to determine the value assigned to each intangible we acquire, and/or services or products received for non-cash consideration of our common stock. The value is based on the market price of our common stock issued as consideration, at the date of the agreement of each transaction or when the service is rendered or product is received.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency

The Company has designated the functional currency of Biolargo Water, Inc., our Canadian subsidiary, to be the Canadian dollar. Therefore, translation gains and losses resulting from differences in exchange rates are recorded in accumulated other comprehensive income.

Foreign Currency

The Company has designated the functional currency of Biolargo Water, Inc., our Canadian subsidiary, to be the Canadian dollar. Therefore, transaction gains and losses resulting from differences in exchange rates are recorded in accumulated other comprehensive income.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Revenues are recognized as risk and title to products transfers to the customer (which generally occurs at the time shipment is made), the sales price is fixed or determinable, and collectability is reasonably assured. We also may
generate revenues from royalties and license fees from our intellectual property. In the event we do so, we anticipate a licensee would pay a license fee in one
or more installments and ongoing royalties based on their sales of products incorporating or using our licensed intellectual property. We would recognize license fees over the estimated period of future benefit to the licensee.

Revenue Recognition

Revenues are recognized as risk and title to products transfers to the customer (which generally occurs at the time shipment is made), the sales price is fixed or determinable, and collectability is reasonably assured. Although we don’t have a history of returns, we guarantee satisfaction of many of our products and would accept returns if requested by our customer. We also may
generate revenues from royalties and license fees from our intellectual property. Licensees typically pay a license fee in one
or more installments and ongoing royalties based on their sales of products incorporating or using our licensed intellectual property. License fees are recognized over the estimated period of future benefit to the average licensee.

Government Grants [Policy Text Block]
Government Grants

We have been awarded grants from the Canadian National Research Institute – Industrial Research Assistance Program (NRC-IRAP) and the National Science and Engineering Research Council of Canada (NSERC). The government grants received are considered other income and are included in our consolidated statements of operations. Some of the funds from these grants are given directly to third
parties (such as the University of Alberta) to support research on our technology. The grants have terms generally ranging between six
and
eighteen
months and support a majority, but not all, of the related research budget costs.

The grants typically provide for either (i) recurring monthly amounts, (ii) reimbursement of payroll costs for researchers for which we invoice to request payment, or (iii) ancillary cost reimbursement for research projects, including travel related costs. All awarded grants have specific requirements on how the money is spent, typically to employ researchers. None of the funds may
be used for general administrative expenses or overhead in the United States.

Government Grants

We have been awarded grants from the Canadian National Research Institute – Industrial Research Assistance Program (NRC-IRAP) and the National Science and Engineering Research Council of Canada (NSERC). The government grants received are considered other income and are included in our consolidated statements of operations. We received our first
grant in
2015
and have been awarded over
30
 grants totaling approximately
$1,100,000.
Some of the funds from these grants are given directly to
third
parties (such as the University of Alberta) to support research on our technology. The grants have terms generally ranging between six
and
eighteen
months and support a majority, but not all of the related research budget costs. This cooperative research allows us to utilize (i) a depth of resources and talent to accomplish highly skilled work, (ii) financial aid to support research and development costs, (iii) independent and credible validation of our technical claims.

The grants provide for (i) recurring monthly amounts and (ii) reimbursement of costs for research talent for which we invoice to request payment and (iii) ancillary cost reimbursement for research talent travel related costs. All awarded grants have specific requirements on how the money is spent, typically to employ researchers. None of the funds may
be used for general administrative expenses or overhead in the United States. These grants have substantially increased our level of research and development activities in Canada. We continue to apply for Canadian government and agency grants to fund research and development activities. Not all of our grant applications have been awarded, and no assurance can be made that any pending grant application, or any future grant applications, will be awarded.

Earnings Per Share, Policy [Policy Text Block]
Earnings (Loss) Per Share

We report basic and diluted earnings (loss) per share (“EPS”) for common and common share equivalents. Basic EPS is computed by dividing reported earnings by the weighted average shares outstanding. Diluted EPS is computed by adding to the weighted average shares the dilutive effect if stock options and warrants were exercised into common stock. For the three
months ended
March
31,
2016
and
2017,
the denominator in the diluted EPS computation is the same as the denominator for basic EPS due to the anti-dilutive effect of the warrants and stock options on the Company’s net loss.

Earnings (Loss) Per Share

We report basic and diluted earnings (loss) per share (“EPS”) for common and common share equivalents. Basic EPS is computed by dividing reported earnings by the weighted average shares outstanding. Diluted EPS is computed by adding to the weighted average shares the dilutive effect if stock options and warrants were exercised into common stock. For the years ended
December
31,
2015
and
2016,
the denominator in the diluted EPS computation is the same as the denominator for basic EPS due to the anti-dilutive effect of the warrants and stock options on the Company’s net loss.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of Credit Risk

All highly liquid investments with original maturities of
three
months or less or money market accounts held at financial institutions are considered to be cash. Substantially all of the cash is placed with one
financial institution. From time to time during the year the cash accounts are exposed to credit loss for amounts in excess of insured limits of
$250,000
in the event of non-performance by the institution, however, it is not anticipated that there will be non-performance. At
March
31,
2017
and
December
31,
2016,
the Company had cash balances in excess of federally insured limits in the amount of approximately
$925,525
and
$1,660,153,
respectively.

Receivables, Trade and Other Accounts Receivable, Allowance for Doubtful Accounts, Policy [Policy Text Block]
Allowance for Uncollectible Receivables

Management evaluates credit quality by evaluating the exposure to individual counterparties, and, where warranted, management also considers the credit rating or financial position, operating results and/or payment history of the counterparty. Management establishes an allowance for amounts for which collection is considered doubtful. Adjustments to previous assessments are recognized in income in the period in which they are determined. At
March
31,
2017,
the allowance for uncollected receivables was
$15,000.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In
April
2016,
the FASB issued ASU
2016
-
10,
“Revenue from Contracts with Customers (Topic
606):
Identifying Performance Obligations and Licensing”. The amendments in this Update affect the guidance in Accounting Standards Update
2014
-
09,
 Revenue from Contracts with Customers (Topic
606),
 which we are required to apply for annual periods beginning after
December
15,
2017.
Although management is still evaluating the potential impact of the adoption of this standard, its preliminary analysis is that the new guidelines currently will not substantially impact our revenue presentation.

In
March
2016,
the FASB issued Accounting Standards Update (ASU) No.
2016
-
09,
“Improvements to Employee Share-Based Payment Accounting,” which simplifies several aspects of the accounting for share-based award transactions and adds two
practical expedients for nonpublic entities. The new standards are effective for annual periods beginning after
December
15,
2017.
An entity that elects early adoption must adopt all the amendments in the same period. The Company is currently evaluating the impact of the pending adoption of the ASU on our consolidated financial statements.

In
February
2016,
the FASB issued Accounting Standards Update No.
2016
-
02,
“Leases”. The new standard establishes a right-of-use (ROU) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than
12
months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after
December
15,
2018,
including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. Although management is still evaluating the potential impact of the adoption of this standard, its preliminary analysis is that the new guidelines currently will not substantially impact our revenue presentation.

Recent Accounting Pronouncements

In
February
2016,
the FASB issued ASU
2016
-
02,
"Leases (Topic
842),"
 which will require lessees to recognize almost all leases on their balance sheet as a right-of-use asset and a lease liability. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating or finance. Classification will be based on criteria that are largely similar to those applied in current lease accounting, but without explicit bright lines. Lessor accounting is similar to the current model, but updated to align with certain changes to the lessee model and the new revenue recognition standard. This ASU is effective for fiscal years beginning after
December
15,
2018,
including interim periods within those fiscal years. The Company has evaluated the impact of the standard and believes that it will not materially affect the financial statements and related disclosures.

In
March
2016,
the FASB issued ASU
2016
-
09,
Compensation—Stock Compensation (Topic
718):
Improvements to Employee Share-Based Payment Accounting
. The amendments in this update change existing guidance related to accounting for employee share-based payments affecting the income tax consequences of awards, classification of awards as equity or liabilities, and classification on the statement of cash flows. ASU
2016
-
09
is effective for annual reporting periods beginning after
December
15,
2016,
including interim periods within those annual periods, with early adoption permitted. The Company is currently evaluating the potential impact of the adoption of this standard.

In
April
2016,
the FASB issued ASU
2016
-
10,
“Revenue from Contracts with Customers (Topic
606):
Identifying Performance Obligations and Licensing”. The update provides guidance on identifying performance obligations and licensing:

1.	Identifying Performance Obligations:
a.	When identifying performance obligations, whether it is necessary to assess whether promised goods or services are performance obligations if they are immaterial in the context of the contract.
b.	Determining whether promised goods and services are separately identifiable (that is, distinct within the context of the contract)
c.	Determining whether shipping and handling activities are a promised service in a contract or are activities to fulfill an entity’s other promises in the contract.
2.	Licensing:
a.
Determining whether the nature of an entity’s promise in granting a license is to provide a right to access the entity’s intellectual property, which is satisfied over time and for which revenue is recognized over time, or to provide a right to use the entity’s intellectual property, which is satisfied at a point in time and for which revenue is recognized at a point in time.

b.	The scope and applicability of the guidance about when to recognize revenue for sales-based or usage-based royalties promised in exchange for a license of intellectual property
c.
Distinguishing contractual provisions that require an entity to transfer additional licenses (that is, rights to use or access intellectual property) to a customer from contractual provisions that define the
2
attributes of a promised license (for example, restrictions of time, geographical region, or use).

The amendments in this Update affect the guidance in Accounting Standards Update
2014
-
09,

Revenue from Contracts with Customers (Topic
606),

which we are required to apply for annual periods beginning after
December
15,
2017.
Although management is still evaluating the potential impact of the adoption of this standard, its preliminary analysis is that the new guidelines will not substantially impact our revenue presentation.

In
April
2015,
the FASB issued ASU
2015
-
03,
“Interest – Imputation of Interest (Subtopic
835
-
30)”.
The update gives guidance as to the treatment of debt issuance costs, which requires entities to present debt issuance costs to a recognized debt liability as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The Company has adopted this update and believes it does not have a material affect the financial statements and related disclosures.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

We consider all highly liquid investments with original maturities of three
months or less or money market funds from substantial financial institutions to be cash equivalents. We place substantially all of our cash and cash equivalents with one
financial institution. As of
December
31,
2016,
our cash deposits were greater than the Federal Deposit Insurance Corporation insurance limit of
$250,000
per owner. From time to time during the year we are exposed to credit loss for amounts in excess of insured limits in the event of non-performance by the institution, however, we do not anticipate non-performance.

Receivables, Policy [Policy Text Block]
Accounts Receivable

Trade accounts receivable are recorded net of allowances for doubtful accounts. Estimates for allowances for doubtful accounts are determined based on payment history and individual customer circumstances. The allowance for doubtful accounts was
$3,818
at
December
31,
2015
and
$0
at
December
31,
2016.

Inventory, Policy [Policy Text Block]
Inventory

Inventories are stated at the lower of cost or net realizable value using the average cost method. Inventories consisted of:

	DECEMBER 31, 2015	DECEMBER 31, 2016

Raw material	$12,162	$14,555
Finished goods	25,273	19,891
Total	$37,435	$34,446

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Other Assets

Other Assets consists of payments made to purchase patents related to our efforts in commercializing the Isan system and a security deposit of
$27,467
related to our business offices.

For each of the years ended
December
31,
2015
and
2016
we recorded amortization expense totaling
$
10,920.

Long-lived and definite lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may
not be recoverable. If the sum of the expected future undiscounted cash flows from the use of the asset and its eventual disposition is less than the carrying amount of the asset, then an impairment loss is recognized. The impairment loss is measured based on the fair value of the asset. Any resulting impairment is recorded as a reduction in the carrying value of the related asset in excess of fair value and a charge to operating results. For the years ended
December
31,
2015
and
2016,
management determined that there was no impairment of its long-lived assets.

Income Tax, Policy [Policy Text Block]
Income
Taxes

The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of asset and liabilities. Deferred tax assets and liabilities are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The effect on deferred tax asset and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

We account for uncertainties in income tax law under a comprehensive model for the financial statement recognition, measurement, presentation and disclosure of uncertain tax positions taken or expected to be taken in income tax returns as prescribed by generally accepted accounting principles (“GAAP”). Under GAAP, the tax effects of a position are recognized only if it is “more-likely-than-not” to be sustained by the taxing authority as of the reporting date. If the tax position is not considered “more-likely-than-not” to be sustained, then no benefits of the position are recognized.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

Management believes the carrying amounts of the Company's financial instruments as of
December
31,
2015
and
2016
approximate their
respective fair values because of the short-term nature of these instruments. Such instruments consist of cash, accounts receivable, prepaid assets, accounts payable, lines of credit, and other assets and liabilities.